UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/07

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    11/09/07

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              36
                                               --------

Form 13F Information Table Value Total:        $132,140
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
----------------------------   --------------   --------- -----------  --------  ---  ----  ------- -------- ------  ------  ----
----------------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101       6242      66700  SH          Sole                           66700
Agco Corp                      COM              001084102        543      10700  SH          Sole                           10700
American Standard              COM              029712106       1674      47000  SH          Sole                           47000
Brookdale Senior Living        COM              112463104       3316      83300  SH          Sole                           83300
Campbell Soup Co               COM              134429109       1158      31300  SH          Sole                           31300
Dean Foods Co                  COM              242370104       2750     107502  SH          Sole                          107502
Diamonds Trust                 UNIT SER 1       252787106       8126      58500  SH          Sole                           58500
Discover Financial Services    COM              254709108        512      24625  SH          Sole                           24625
Ebay Inc                       COM              278642103       3071      78700  SH          Sole                           78700
FCStone Group                  COM              31308t100       1936      60000  SH          Sole                           60000
GEO Group Inc                  COM              36159r103       1406      47500  SH          Sole                           47500
General Dynamics Corp          COM              369550108       6544      77466  SH          Sole                           77466
Hercules Inc                   COM              427056106       1724      82000  SH          Sole                           82000
Huron Consulting Group         COM              447462102       1053      14500  SH          Sole                           14500
Illinois Tool Wks Inc Com      COM              452308109       2916      48900  SH          Sole                           48900
L-3 Communications Holdings    COM              502424104        981       9600  SH          Sole                            9600
Mechel Oao ADS                 SPONSORED ADR    583840103       3942      77300  SH          Sole                           77300
Midcap Spdr Tr Ut Ser 1        UNIT SER 1       595635103      10423      64800  SH          Sole                           64800
Powershares QQQ Tr Unit        DYNAMIC MKT PT   73935a104       3815      74200  SH          Sole                           74200
Reliance Steel                 COM              759509102        379       6700  SH          Sole                            6700
Rydex S&P 500 Eq Wghtd         S&P500 EQ TRD    78355W106       3534      70700  SH          Sole                           70700
Semicndctr Hldrs               DEP RCPT         816636203       3937     102800  SH          Sole                          102800
Stericycle Inc                 COM              858912108       5219      91300  SH          Sole                           91300
Streettracks Gold Trust        GOLD SHS         863307104       4418      60100  SH          Sole                           60100
Techne Corp                    COM              878377100       1126      17850  SH          Sole                           17850
Technology SPDR                SBI INT-TECH     81369Y803       3096     114800  SH          Sole                          114800
Thermo Fisher Scientific       COM              883556102        698      12100  SH          Sole                           12100
United Technologies            COM              913017109       7053      87641  SH          Sole                           87641
WABCO Holdings Inc             COM              92927k102        731      15636  SH          Sole                           15636
Waste Connections Inc          COM              941053100       3394     106875  SH          Sole                          106875
iPath DJ-AIG Cmmdties Indx     DJAIG CMTDY 36   06738C778       5760     107100  SH          Sole                          107100
iShares Cohen & Steers Rlty    COHEN&ST RLTY    464287564        718       7700  SH          Sole                            7700
iShares MSCI EAFE              MSCI EAFE IDX    464287465      15403     186500  SH          Sole                          186500
iShares MSCI Emerging Mkts     MSCI EMERG MKT   464287234       6516      43600  SH          Sole                           43600
iShares Russell 2000           RUSSELL 2000     464287655       4163      52000  SH          Sole                           52000
iShares S&P 100 Index Fd       S&P 100 IDX FD   464287101       3863      54000  SH          Sole                           54000
REPORT SUMMARY                        36 DATA RECORDS         132140                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

